SCHEDULE OF LEASEHOLD IMPROVEMENTS AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Furniture and education equipment	$ 22,917	$ 22,731
Computer equipment and software	68,248	72,718
Leasehold improvements	73,135	79,511
Leasehold improvement and equipment, gross	164,300	174,960
Less: accumulated depreciation	(147,929)	(144,563)
Leasehold improvement and equipment, net	$ 16,371	$ 30,397